J.P. Morgan Mortgage Trust 2025-5

Exhibit 99.12

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX		304511524	XXXX	Qualifying LTV	propertyValuationPage	28.24	29.0	Audit Value of Subject Lien / Qualifying Value
XXXX		304511524	XXXX	Property Address	notePage	Per Audit	Per Tape	Audit Value Pulled From Note.
XXXX		304511524	XXXX	Qualifying CLTV	propertyValuationPage	28.24	29.0	Audit Value of 1st + 2nd lien / Qualifying Value